Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006467
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	A
Trading Symbol	USGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 212,258,899
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,258,899
# of Portfolio Holdings	178
Portfolio Turnover Rate	185%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-16.5%
Not Rated	2.5%
BB	0.7%
BBB	0.2%
AA	111.4%
AAA	1.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.0%Footnote Reference†
Agency Adjustable Rate Mortgages	0.1%
Agency Bonds - Finance (U.S. Government Guaranteed)	0.1%
Commercial Mortgage-Backed Securities	0.4%
Short-Term Investments	2.0%
U.S. Agency Securities	2.9%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	19.6%
Collateralized Mortgage Obligations - Agency Collateral Series	70.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	C
Trading Symbol	MSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%	[2]
AssetsNet	$ 212,258,899
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,258,899
# of Portfolio Holdings	178
Portfolio Turnover Rate	185%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-16.5%
Not Rated	2.5%
BB	0.7%
BBB	0.2%
AA	111.4%
AAA	1.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.0%Footnote Reference†
Agency Adjustable Rate Mortgages	0.1%
Agency Bonds - Finance (U.S. Government Guaranteed)	0.1%
Commercial Mortgage-Backed Securities	0.4%
Short-Term Investments	2.0%
U.S. Agency Securities	2.9%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	19.6%
Collateralized Mortgage Obligations - Agency Collateral Series	70.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006470
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	I
Trading Symbol	USGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[3]
AssetsNet	$ 212,258,899
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,258,899
# of Portfolio Holdings	178
Portfolio Turnover Rate	185%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-16.5%
Not Rated	2.5%
BB	0.7%
BBB	0.2%
AA	111.4%
AAA	1.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.0%Footnote Reference†
Agency Adjustable Rate Mortgages	0.1%
Agency Bonds - Finance (U.S. Government Guaranteed)	0.1%
Commercial Mortgage-Backed Securities	0.4%
Short-Term Investments	2.0%
U.S. Agency Securities	2.9%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	19.6%
Collateralized Mortgage Obligations - Agency Collateral Series	70.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006469
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	L
Trading Symbol	USGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$58	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[4]
AssetsNet	$ 212,258,899
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,258,899
# of Portfolio Holdings	178
Portfolio Turnover Rate	185%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-16.5%
Not Rated	2.5%
BB	0.7%
BBB	0.2%
AA	111.4%
AAA	1.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.0%Footnote Reference†
Agency Adjustable Rate Mortgages	0.1%
Agency Bonds - Finance (U.S. Government Guaranteed)	0.1%
Commercial Mortgage-Backed Securities	0.4%
Short-Term Investments	2.0%
U.S. Agency Securities	2.9%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	19.6%
Collateralized Mortgage Obligations - Agency Collateral Series	70.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized